Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other reserves	Accumulated deficit
Balance at beginning of period at Dec. 31, 2022	$ 200,130	$ 3,464	$ 471,623	$ (117)	$ 23,963	$ (298,803)
Loss for the period	(41,096)					(41,096)
Other comprehensive income (loss)	5,355				5,355
Total comprehensive income (loss)	(35,741)				5,355	(41,096)
Share-based compensation	7,106				7,106
Transactions with owners
Vesting of restricted stock units	0			41	(41)
Issuance of shares to be held as treasury shares	0	584		(584)
Exercise of share options	207		204	3
Balance at end of period at Jun. 30, 2023	171,702	4,048	471,827	(657)	36,383	(339,899)
Balance at beginning of period at Mar. 31, 2023	184,912	3,464	471,771	(112)	28,292	(318,503)
Loss for the period	(21,396)					(21,396)
Other comprehensive income (loss)	3,454				3,454
Total comprehensive income (loss)	(17,942)				3,454	(21,396)
Share-based compensation	4,676				4,676
Transactions with owners
Vesting of restricted stock units	0			39	(39)
Issuance of shares to be held as treasury shares	0	584		(584)
Exercise of share options	56		56
Balance at end of period at Jun. 30, 2023	171,702	4,048	471,827	(657)	36,383	(339,899)
Balance at beginning of period at Dec. 31, 2023	151,442	4,048	471,846	(646)	53,978	(377,784)
Loss for the period	(28,897)					(28,897)
Other comprehensive income (loss)	(9,197)				(9,197)
Total comprehensive income (loss)	(38,094)				(9,197)	(28,897)
Share-based compensation	7,797				7,797
Transactions with owners
Vesting of restricted stock units	0			52	(52)
Exercise of share options	298		294	4
Balance at end of period at Jun. 30, 2024	121,443	4,048	472,140	(590)	52,526	(406,681)
Balance at beginning of period at Mar. 31, 2024	132,232	4,048	472,031	(638)	48,279	(391,488)
Loss for the period	(15,193)					(15,193)
Other comprehensive income (loss)	211				211
Total comprehensive income (loss)	(14,982)				211	(15,193)
Share-based compensation	4,083				4,083
Transactions with owners
Vesting of restricted stock units	0			47	(47)
Exercise of share options	110		109	1
Balance at end of period at Jun. 30, 2024	$ 121,443	$ 4,048	$ 472,140	$ (590)	$ 52,526	$ (406,681)